RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
ORGANIZATION AND NATURE OF OPERATIONS
NOTE 4 - RELATED PARTY TRANSACTIONS

On September 1, 2015, the Company entered five-year employment contracts with three of its officers and directors. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 11% of the outstanding shares of the Company as of the date of the contracts. As additional future shares are issued, the officers and directors are entitled to additional shares so their aggregate ownership percentage remains at 11% of the outstanding shares of the Company. The following table sets forth the shares earned under these contracts as of June 30, 2019:

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	668,976	1,697,886
Chief Financial Officer	617,346	404,193	1,021,539
Executive Vice President	617,346	404,193	1,021,539
Total	2,263,602	1,477,362	3,740,964

In addition, if the officers and directors are removed from the Company, they are entitled to receive a cash severance payment per annum for each year of the term of the contract less salary payments received to date of termination. The table below sets forth the annual salary and annual severance amounts per the contracts:

Officer and Director	Fiscal Year Annualized Compensation Being Paid	Annual Severance per Contract if Terminated
President	$186,000	$250,000
Chief Financial Officer	$132,000	$180,000
Executive Vice President	$84,000	$140,000
Total	$402,000	$570,000

During the three month period ended June 30, 2018 the Company issued 87,788 shares of common stock to three officers of the Company with a value of $43,895 for service.

On June 5, 2019, two officers and directors of the Company converted $99,000 of accrued fees into 639,536 shares of common stock at $0.1548 per share.

On June 28, 2019 the Company issued 137,872 shares of common stock to three officers and a director for service with a value of $25,721

During the three month period ended June 30, 2019 the Company paid a related party (officer and director) $6,000 of consulting fees in cash and accrued $15,000 of the consulting fees for a total of $21,000.

During the three months period ended June 30, 2019, Company paid a related party and Chairman of the Scientific Board $4,000 of consulting fees in cash and accrued $2,000 of the fees with a total outstanding accrual of $9,000. During the same period in 2018, Company paid a related party and Chairman of the Scientific Board $9,000 in consulting fees and accrued $6,000 of the fees.

As of June 30, 2019 the Company accrued $14,000 of compensation earned but not paid and $5,594 in expenses due to related parties.

On September 1, 2015, the Company entered into five year employment contracts with three of its officers and directors. Under the terms of the agreements the Company issued shares of common stock to the officers and directors equaling 11% of the outstanding shares of the Company as of the date of the contracts. As additional future shares are issued, the officers and directors are entitled to additional shares, so their aggregate ownership percentage remains at 11% of the outstanding shares of the Company. The following table sets forth the shares earned under these contracts from inception through year ended March 31, 2019:

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	629,034	1,657,944
Chief Financial Officer	617,346	380,228	997,574
Executive Vice President	617,346	380,228	997,574
Total	2,263,602	1,389,668	3,653,092

In addition, if the officers and directors are removed from the Company, they are entitled to receive a cash severance payment per annum for each year of the term of the contract less salary payments received to date of termination. The table below sets forth the annual salary and annual severance amounts per the contracts:

Officer and Director	Annual Compensation Paid for Fiscal Year	Annual Severance per Contract if Terminated
President	$186,000	$250,000
Chief Financial Officer (1)	$132,000	$180,000
Executive Vice President(2)	$84,000	$140,000
Total	$402,000	$570,000

_______

(1)	The Chief Financial Officers was paid $101,000 in cash and accrued $31,000 in fees
(2)	The Executive Vice President was paid $34,000 in cash and accrued $50,000 in fees

During the year ended March 31, 2018, the Company issued 520,108 shares of common stock to three officers with a fair value of $131,115 for services and compensation.

During the years ended March 31, 2019, the Company paid a consultant and former officer of the Company $23,000 and accrued $7,000 and in 2018 $60,000 in consulting fees.

During the year ended March 31, 2018, the Company issued 50,000 shares of common stock to a director with a fair value of $11,000.

During the year ended March 31, 2019, the Company issued 600,418 shares of common stock to three officers with a fair value of $130,536 for services and compensation